COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Fulton Project Lease

On July 20, 2010, the Company entered into a thirty year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project. At the end of the primary 30 year lease term, the Company shall have the right for two additional thirty year terms. The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month. The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index.

Rent expense under non-cancellable leases was approximately $30,900, $30,900, $92,700, $92,700, and $277,700, during the three and nine-months ended September 30, 2012 and 2011 and the period from March 28, 2006 (Inception) to September 30, 2012, respectively.

The Company is not current on lease payments due to Itawamba County. Accordingly, approximately $175,000 has been accrued in accounts payable in the accompanying consolidated balance sheet. The Company is in constant communication with Itawamba County officials, and we are working on alternative mechanisms for payment of the outstanding amounts due. The Company does not believe there is a significant risk that Itawamba County will void the lease for non-payment.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

On June 27, 2006, the Company entered into employment agreements with three key employees. The employment agreements were for a period of three years, which expired in 2010, with prescribed percentage increases beginning in 2007 and could have been cancelled upon a written notice by either employee or employer (if certain employee acts of misconduct are committed). The total aggregate annual amount due under the employment agreements was approximately $586,000 per year. These contracts have not been renewed. Each of the executive officers are currently working for the Company on a month to month basis under the same terms.

On March 31, 2008, the Board of Directors of the Company replaced our Chief Financial Officer’s previously existing at-will Employment Agreement with a new employment agreement, effective February 1, 2008, and terminating on May 31, 2009, unless extended for additional periods by mutual agreement of both parties. The new agreement contained the following material terms: (i) initial annual salary of $120,000, paid monthly; and (ii) standard employee benefits; (iii) limited termination provisions; (iv) rights to Invention provisions; and (v) confidentiality and non-compete provisions upon termination of employment. This employment agreement expired on May 31, 2009. Our now former Chief Financial Officer served until September 2011, at which time he entered into a month-to-month part-time consulting contract with the Company, for $7,500 per month, payable in cash or stock at the consultant’s option, at predetermined conversion rates.

Board of Director Arrangements

On July 23, 2009, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to the three outside members. Pursuant to the Board of Director agreements, the Company's "in-house" board members (CEO and Vice-President) waived their annual cash compensation of $5,000. The value of the common stock granted was determined to be approximately $26,400 based on the fair market value of the Company’s common stock of $0.88 on the date of the grant. During the year 2009 the Company expensed approximately $41,400 related to these agreements.

On July 15, 2010, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to two of the three outside members. Pursuant to the Board of Director agreements, the Company's "in-house" board members (CEO and Vice-President) waived their annual cash compensation of $5,000. The value of the common stock granted was determined to be approximately $7,200 based on the fair market value of the Company’s common stock of $0.24 on the date of the grant. During the year ended December 31, 2010, the Company expensed approximately $17,000 related to these agreements.

During the year ended December 31, 2011, the Company accrued $10,000 related to the agreements for the two remaining board members.

Investor Relations Agreements

On November 9, 2006, the Company entered into an agreement with a consultant. Under the terms of the agreement, the Company is to receive investor relations and support services in exchange for a monthly fee of $7,500, 150,000 shares of common stock, warrants to purchase 200,000 shares of common stock at $5.00 per share, expiring in five years, and the reimbursement of certain travel expenses. The common stock and warrants vested in equal amounts on November 9, 2006, February 1, 2007, April 1, 2007 and June 1, 2007.

At December 31, 2006, the consultant was vested in 37,500 shares of common stock. The shares were valued at $112,000 based upon the closing market price of the Company’s common stock on the vesting date. The warrants were valued on the vesting date at $100,254 based on the Black-Scholes option pricing model using the following assumptions: volatility of 88%, expected life of five years, risk free interest rate of 4.75% and no dividends. The value of the common stock and warrants was recorded in general and administrative expense on the accompanying consolidated statement of operations during the year ended December 31, 2006.

The Company revalued the shares on February 1, 2007, vesting date, and recorded an additional adjustment of $138,875. On February 1, 2007 the warrants were revalued at $4.70 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 102%, expected life of five years, risk free interest rate of 4.96% and no dividends. The Company recorded an additional expense of $158,118 related to these vested warrants during the year ended December 31, 2007.

On March 31, 2007, the fair value of the vested common stock issuable under the contract based on the closing market price of the Company’s common stock was $7.18 per share and thus expensed $269,250. As of March 31, 2007, the Company estimated the fair value of the vested warrants issuable under the contract to be $6.11 per share. The warrants were valued on March 31, 2007 based on the Black-Scholes option pricing model using the following assumptions: volatility of 114%, expected life of five years, risk free interest rate of 4.58% and no dividends. The Company recorded an additional estimated expense of approximately $305,000 related to the remaining unvested warrants during the year ended December 31, 2007.

The Company revalued the shares on June 1, 2007, vesting date, and recorded an additional adjustment of $234,375. On June 1, 2007 the warrants were revalued at $5.40 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 129%, expected life of four and a half years, risk free interest rate of 4.97% and no dividends. The Company recorded an additional expense of $269,839 related to these vested warrants during the year ended December 31, 2007.

On November 21, 2011, these warrants expired.

Fulton Project Lease

On July 20, 2010, the Company entered into a 30 year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project. At the end of the primary 30 year lease term, the Company shall have the right for two additional 30 year terms. The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month. The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index. The below payout schedule does not contemplate reductions available upon the commencement of construction and commercial operations.

Future annual minimum lease payments under the above lease agreements, at December 31, 2011 are as follows:

Years ending
December 31,
2012	$123,504
2013	123,504
2014	123,504
2015	125,976
2016	125,976
Thereafter	3,025,000
Total	$3,647,464

Rent expense under non-cancellable leases was approximately $123,000, $62,000, and $185,000 during the years ended December 31, 2011, 2010 and the period from Inception to December 31, 2011, respectively. As of December 31, 2011 and 2010, $82,336 and $0 of the monthly lease payments were included in accounts payable on the accompanying balance sheets. As of December 31, 2011, the Company was in technical default of the lease due to non-payment. However, as of April 16, 2012, we have not received a notice of default.

Legal Proceedings

From time to time we may become involved in legal proceedings which could adversely affect us. We are currently not involved in litigation that we believe will have a materially adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our company’s or our company’s subsidiaries’ officers or directors in their capacities as such, in which an adverse decision is expected to have a material adverse effect.

Consulting Agreements - Other

On July 21, 2011, the Company entered into a consulting service agreement with the National Center for Sustainable Development (“NCSD”), a non-profit organization. The NCSD assists companies in the sustainable development industry in order to promote a sustainable low carbon economy through demonstration projects, by identifying qualified Chinese investors. The term of the agreement is for twelve months or upon termination by either party. The NCSD is entitled to 5% on the first $250 million, and 3% in excess of $250 million for equity capital, and/or 2% of aggregate gross proceeds received from debt capital.